Non-consolidated variable interest entities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 30, 2011	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Prlp2011 Holdings Llc Joint Venture [Member]
Variable Interest Entity [Line Items]
Equity Method Investment Ownership Percentage	24.90%		24.90%
Equity Method Investment, Underlying Equity in Net Assets	$ 16
Loans Receivable, Description of Variable Rate Basis	5-year maturity and bears a variable interest at 30-day LIBOR plus 300 basis points
Variable Interest Entity, Qualitative or Quantitative Information, Size of VIE	In September of 2011, BPPR sold construction and commercial real estate loans with a fair value of $148 million
Purchase Price Of Loans	57.00%
Financed Closing Costs	2
Carrying Amount Of Acquisition Loan Before Financed Closing Costs	84
Carrying Amount Of Acquisition Loan After Financed Closing Costs	86.0
Total Working Capital Line	20
Total Advance Facility	68.5
Cash Received From Investee	48.0
Net Equity Of Investee	63
Fair Value Of Assets Sold	148
PR Asset Portfolio 2013-1 International, LLC [Member]
Variable Interest Entity [Line Items]
Equity Method Investment Ownership Percentage		24.90%	24.90%
Equity Method Investment, Underlying Equity in Net Assets		31
Loans Receivable, Description of Variable Rate Basis		5-year maturity and bears a variable interest at 30-day LIBOR plus 300 basis points
Variable Interest Entity, Qualitative or Quantitative Information, Size of VIE		On March 25, 2013, BPPR completed a sale of assets with a book value of $509.0 million, of which $500.6 million were in non-performing status
Purchase Price Of Loans		57.00%
Carrying Amount Of Acquisition Loan After Financed Closing Costs		182.4
Total Working Capital Line		30
Total Advance Facility		35.0
Cash Received From Investee		92.3
Net Equity Of Investee		124
Fair Value Of Assets Sold		306
Assets Sold		509.0
PR Asset Portfolio 2013-1 International, LLC [Member] | Nonperforming Financing Receivable Member
Variable Interest Entity [Line Items]
Assets Sold		500.6
Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity [Line Items]
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement			9,000	$ 9,200